Debt - Components of debt and capital lease obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2,854.4	$ 3,148.6
Less: debt and capital lease obligations, current portion	(71.0)	(393.5)
Debt and capital lease obligations, noncurrent	2,783.4	2,755.1
Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt and capital lease obligations	1,389.2	1,475.7
7.25% Senior Notes
Debt Instrument [Line Items]
Debt and capital lease obligations	750.0	750.0
10.75% Senior Subordinated Notes
Debt Instrument [Line Items]
Debt and capital lease obligations	533.4	526.5
A/R Facility
Debt Instrument [Line Items]
Debt and capital lease obligations	124.2	117.2
Compensating cash balance
Debt Instrument [Line Items]
Debt and capital lease obligations	25.9	246.9
Capital leases
Debt Instrument [Line Items]
Debt and capital lease obligations	18.6	19.7
8% Predecessor Senior Subordinated Notes
Debt Instrument [Line Items]
Debt and capital lease obligations	1.0	1.0
Other debt
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 12.1	$ 11.6